Commitments and Contingencies (Future Minimum Rental Payments for Operating Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 1,331
2018	1,099
2019	957
2020	750
2021	658
Thereafter	2,449
Future minimum rental payments under non-cancelable operating leases	$ 7,244